Investments	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Investments	Investments
The Plan's investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset. The Plan utilizes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, other inputs that are observable or can be corroborated by observable market data.

Level 3 - Inputs to the valuation methodology are both significant to the fair value measurement and unobservable.

The following valuation methodologies were used to measure the fair value of the Plan's investments:

Mutual funds and money market fund: Valued at quoted market prices on an exchange and in active markets, which represent the net asset values (“NAV”) of shares held by the Plan and classified as Level 1 investments. Mutual funds held by the Plan are open-ended mutual funds that are registered with the SEC. Shares held in money market funds are comprised of debt securities that are structured to maintain a value of $1 per share.

Common collective trusts: Valued based on the published year-end unit NAV and classified as Level 2 investments. Unit values are determined by the issuer or third party administrator by dividing the fair values of the total net assets at year-end by the outstanding units. Were the Plan to initiate a significant redemption of the collective trust, a notification period is required and investment advisers may reserve the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner. The funds held by the Plan have no unfunded commitments or notice period requirement for participants.

Perrigo Company plc ordinary shares: Valued at the closing price reported on the active market on which the security is traded and classified as a Level 1 investment.

The Plan's valuation methods may result in a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Although Plan management believes the valuation methods are appropriate and consistent with the market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The tables below set forth by level within the fair value hierarchy the Plan's investments.

December 31, 2025	Level 1	Level 2	Total

Mutual funds	$352,793,576	$—	$352,793,576
Common collective trusts	—	727,005,383	727,005,383
Perrigo Company plc ordinary shares	4,647,526	—	4,647,526
Money market fund	42,422,450	—	42,422,450

Investments, at fair value	$399,863,552	$727,005,383	$1,126,868,935

December 31, 2024	Level 1	Level 2	Total

Mutual funds	$321,739,845	$—	$321,739,845
Common collective trusts	—	645,420,589	645,420,589
Perrigo Company plc ordinary shares	8,039,371	—	8,039,371
Money market fund	43,098,314	—	43,098,314

Investments, at fair value	$372,877,530	$645,420,589	$1,018,298,119

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. Plan management evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits.
There were no transfers between Level 1, 2, and 3 investments during the 2025 and 2024 Plan years.